As filed with the SEC on September 22, 2017 .	Registration No. 333‑158634
Registration No. 811-05826

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________

FORM N‑6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
Post‑Effective Amendment No. 23

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 166
_____________

PRUCO LIFE
VARIABLE UNIVERSAL ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)

213 Washington Street
Newark, New Jersey 07102
(800) 778-2255
(Address and telephone number of principal executive offices)
_____________

Jordan K. Thomsen
Vice President and Corporate Counsel
Pruco Life Insurance Company
213 Washington Street
Newark, New Jersey 07102
(Name and address of agent for service)

Copy to:
Christopher E. Palmer, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001
_____________

It is proposed that this filing will become effective (check appropriate space):

■ immediately upon filing pursuant to paragraph (b) of Rule 485
□ on pursuant to paragraph (b) of Rule 485
(date)
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
□ on pursuant to paragraph (a)(1) of Rule 485
(date)
□ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

NOTE

The Registrant is filing this Post-Effective Amendment No. 23 to Registration Statement No. 333-158634 for the purpose of including in the Registration Statement a Prospectus Supplement.  The Prospectus and Statement of Additional Information that were filed as part of Post-Effective Amendment No. 20, filed with the SEC on April 6, 2017, are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of the Registration Statement.

PART A:

INFORMATION REQUIRED IN THE PROSPECTUS

PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

Supplement dated September 22, 2017,
to
Prospectuses dated May 1, 2017,
for
VUL Protector® Variable Universal Life Contracts

This Supplement should be read and retained with the current Prospectus for your Variable Life Insurance Contract. This Supplement is intended to update certain information in the Prospectus for your Variable Life Insurance Contract. If you would like another copy of the current Prospectus, please contact us at (800) 778-2255.

This supplement describes changes to the following four sections of the prospectus: 1) SUMMARY OF CHARGES AND EXPENSES, 2) CHARGES AND EXPENSES, 3) RIDERS, and 4) DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS. This supplement applies to Contacts with rider form number ICC17 VL 145 B5-2017 or VL 145 B5-2017, which may not be available in all states.

1) SUMMARY OF CHARGES AND EXPENSES

The BenefitAccess Rider row in Table 2: Periodic Contract and Optional Rider Charges Other Than the Fund’s Operating Expenses (beginning on page 1) is hereby deleted and replaced with the following:

BenefitAccess Rider (BAR)
2% Monthly Benefit Percentage:
Minimum and maximum charge per $1,000 of the net amount at risk.
Initial BAR COI for a representative Contract Owner: male, age 40, Preferred Best underwriting class, $250,000 Basic Insurance Amount. (Charge per $1,000 of the net amount at risk.)
_____________

4% Monthly Benefit Percentage :
Minimum and maximum charge per $1,000 of the net amount at risk.
Initial BAR COI for a representative Contract Owner: male, age 40, Preferred Best underwriting class, $250,000 Basic Insurance Amount. (Charge per $1,000 of the net amount at risk.)
Monthly	From $0.0023 to $16.21(1) $0.0034 _____________ From $0.004 to $24.32(1) $0.0051

(1)
The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount, and Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.

2) CHARGES AND EXPENSES

The BenefitAccess Rider bullet in Charges for Optional Rider Coverage (on page 18) is hereby deleted and replaced with the following:

•
BenefitAccess Rider – We deduct a monthly charge for this rider, which provides an acceleration of the Death Benefit in the event the insured is Chronically Ill or Terminally Ill. The current charge ranges from $0.0021 to $22.11 per $1,000 of rider net amount at risk. The current charge is based on the Basic Insurance Amount, Monthly Benefit Percent, and Contract duration, as well as the insured’s issue age, sex, and underwriting classification. Benefit Payments made under the Terminal Illness Option of this rider will incur a transaction charge of up to $150.

3) RIDERS

The BenefitAccess Rider section (beginning on page 21) is hereby deleted and replaced with the following:

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The BenefitAccess Rider provides for the acceleration of the Death Benefit in the event the insured is Chronically Ill, subject to certain eligibility requirements, and approval of the claim (“Chronic Illness Option”). This rider will also provide acceleration of the Death Benefit if the insured becomes Terminally Ill, subject to certain eligibility requirements and approval of the claim (“Terminal Illness Option”). This rider is only available at Contract issuance and there is a charge for this rider. You may terminate this rider at anytime. This rider is not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.
Exercise of an accelerated Death Benefit option under this rider will cause a reduction in, or elimination of, the Contract’s Death Benefit, cash value, and loan value as described below under Impact of Rider Benefits on Contract and Riders. Premiums or charges needed to keep the Contract in force will also be reduced based on the reduced Death Benefit. There may be adverse tax consequences in the event you accelerate the Death Benefit. See Tax Treatment of Contract Benefits - BenefitAccess Rider.
This rider should be purchased for the purpose of providing Chronic Illness and Terminal Illness coverage. For Terminal Illness coverage only, consider the Living Needs BenefitSM Rider below.
Conditions for Eligibility of Benefit Payments:
Terminal Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:

(a)	The Contract must be in-force and the insured must be living;

(b)	You must submit a claim in a form that meets our needs;

(c)	We must receive due proof of the insured's Terminal Illness and Written Certification by a Licensed Physician that the insured has a life expectancy of six months or less;

(d)	We must receive authorization from the insured to obtain copies of any relevant medical records we may require;

(e)	You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract;

(f)	You must send us the Contract if we ask for it; and

(g)	We reserve the right to set a minimum of no more than $50,000 on the amount of the Death Benefit you may exercise under this option.
Chronic Illness Option
You are eligible to receive an accelerated benefit under this option subject to the following conditions:

(a)	The Contract must be in-force and the insured must be living;

(b)	You must submit a claim in a form that meets our needs;

(c)
We must receive due proof of the insured's Chronic Illness and Written Certification by a Licensed Health Care Practitioner, prior to the start of every Benefit Year, that the insured is Chronically Ill;

(d)	We must receive authorization from the insured to obtain copies of any relevant medical records that we require;

(e)	You must not have received a Benefit Payment under the Terminal Illness Option; and

(f)	You must provide the consent, in writing, of any assignee and irrevocable beneficiary(ies) on the Contract.

(g)	The Elimination Period must be satisfied unless waived by us. The Elimination Period will be waived if the following conditions have been met:

1.	The Licensed Health Care Practitioner certifies that the insured is Chronically Ill and not expected to recover from the Chronic Illness during the insured's lifetime; and

2.	All other conditions of eligibility have been met and we approve the claim.
We reserve the right to complete, at our discretion and expense, a personal interview with and an assessment of the insured, which may include examination or tests by a Licensed Health Care Practitioner of our choice, while a claim is pending or during a Benefit Period, to ensure that the insured is Chronically Ill. We may also contact the insured's Licensed Health Care Practitioner for confirmation of continued Chronic Illness. If there is a difference in opinion between the insured’s Licensed Health Care Practitioner and ours, eligibility will be determined by a third medical opinion provided by a Licensed Health Care Practitioner who is mutually agreed upon by the insured and us.
Prior to the end of each Benefit Year, we will send you a request for Recertification which, for continuous monthly Benefit Payments, must be completed and returned to us prior to the start of the next Benefit Year to satisfy us that the insured continues to be eligible for Benefit Payment. You will be notified if you continue to be eligible for Benefit Payments. If we receive Recertification within 90 days after the end of the current Benefit Year, the new Benefit Year will begin on the Monthly Date on or following the date on which we receive the Recertification. If we do not receive Recertification within 90 days after the end of the current Benefit Year, any request for benefits will be treated as a new claim, and the new Benefit Year will begin on the Monthly Date on or following the date on which all conditions of eligibility are met, including satisfaction of the Elimination Period unless waived, and we approve the claim.
Benefit Payments:
Terminal Illness Option
You have the option to accelerate all or a partial amount of the Death Benefit. If you accelerate a partial amount, the remaining Death Benefit must be no less than $25,000, and you may only make one additional acceleration, which must be for the full Death Benefit. The only payment option is a single lump sum Benefit Payment. The present value will be determined based on the following factors: (1) the amount of the Death Benefit; (2) the insured’s reduced life expectancy; and (3) a discount factor no greater than the greater of (a) the yield on 90-day federal treasury bills at the time the benefit is accelerated, and (b) the maximum statutory adjustable contract loan interest rate at the time the benefit is accelerated. Payment will be made subject to the conditions of eligibility described above and after we have approved the claim.

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If you accelerate a Death Benefit under this option, you will no longer be eligible for the Chronic Illness Option and any Benefit Payments you may be receiving under that option will end.
If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit. If the policy is in default but not past the grace period at the time of claim, the Benefit Payment will be reduced by the amount needed to bring the Contract out of default. See Contract Lapse.
See below for an example of an accelerated Benefit Payment under the Terminal Illness Option.
Chronic Illness Option
The maximum amount of your life insurance that can be accelerated is the Lifetime Benefit Amount, which is equal to the Contract’s Death Benefit. The maximum Lifetime Benefit Amount will be determined at the time you make the initial claim. The Lifetime Benefit Amount will be reduced by any transactions you make that reduce the Death Benefit of the Contract.
You have the option to receive your Benefit Payments monthly or annually and payments will begin no later than the Monthly Date on or following the date the claim is approved. If there is an outstanding loan on the Contract, a portion of each Benefit Payment will be used to reduce the loan in the same proportion as the reduction in the Death Benefit.
If you choose to receive monthly Benefit Payments, the Maximum Monthly Benefit Payment for that year will be calculated at the beginning of each Benefit Year and recalculated at the beginning of each subsequent Benefit Year. Subject to a minimum payment of $500, you have the option to receive less than the Maximum Monthly Benefit Payment amount, but the amount may not be changed during the Benefit Year. An amount that is less than the maximum may extend your payment period.
When we determine the Maximum Monthly Benefit Payment amount each Benefit Year, we use the per diem limitation (maximum daily amount allowed) declared by the Internal Revenue Service and the Lifetime Benefit Amount. The Maximum Monthly Benefit Payment is equal to the lowest of:

(a)	The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent;

(b)	The per diem limitation in effect at the start date of the current Benefit Year times 30; and

(c)	The Initial Daily Benefit Limit compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30.
Generally, the Monthly Benefit Percent used to determine the Maximum Monthly Benefit Payment is 2%. At the time of application, you may be able to choose a Monthly Benefit Percent of 4% for the calculation of the Benefit Payment. The availability of the optional 4% Monthly Benefit Percent is limited to Contracts with Basic Insurance Amounts of $500,000 or less.
If you choose to receive your Benefit Payments on an annual basis, the annual Benefit Payment will equal the sum of the present value of each Maximum Monthly Benefit Payment for the Benefit Year. The discount factor used to determine the present value will be the one in effect on the Benefit Year start date and will not exceed the greater of (1) the current yield on 90-day federal treasury bills, or (2) the current maximum statutory adjustable contract loan interest rate.
When you receive monthly Benefit Payments the remaining amount that can be accelerated will be reduced each month by the amount of the monthly Benefit Payment chosen. An annual Benefit Payment will reduce the remaining amount by twelve times the Maximum Monthly Benefit Payment amount for that Benefit Year.
If the policy is in default but not past the grace period at the time of claim, the first Benefit Payment will be reduced by the amount needed to bring the Contract out of default (see Contract Lapse). If the amount needed to bring the Contract out of default is more than the amount of the first Benefit Payment net of the amount allocated to reduce any Contract loan, the first Benefit Payment will be increased to an amount that will bring the Contract out of default.
If at any time while Benefit Payment are being paid the Contract Debt exceeds the cash value of the Contract, the amount of the excess will be deducted from the net Benefit Payments. If no Benefit Payment is payable during that month, or the excess Contract Debt exceeds the Benefit Payment, the Contract will be in default and a loan repayment will be required by you to keep the Contract in-force.
See below for an example of accelerated Benefit Payments under the Chronic Illness Option.
When Benefit Payments End:
Chronic Illness Option (only)
Benefit Payments will continue to be made until the earliest of the following dates: (1) the date we receive in writing notification that you wish to discontinue Benefit Payments; (2) the date the insured no longer meets the eligibility requirements, including Recertification; (3) the date the Lifetime Benefit Amount is exhausted; (4) the date a claim is approved under the Terminal Illness Option; or (5) the date the rider terminates.
If you request that we discontinue Benefit Payments, you will have the option to resume payments at a later date, if you meet all eligibility requirements.
Impact of Rider Benefits on Contract and Riders:
Accelerating the Death Benefit will impact the benefits and values under the Contract and rider as shown below.

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Terminal Illness Option
A one-time acceleration of a partial amount of the Death Benefit results in the following:

(1)	A proportionate reduction in the Basic Insurance Amount, Death Benefit, Contract Fund, surrender charge, No-Lapse Contract Fund, and Contract Debt.

(2)	Premiums or charges to keep the Contract in-force will be recalculated based on the insured’s age and the reduced Death Benefit amount.

(3)	If your Contract includes the Rider to Provide Lapse Protection or the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), the rider will stay in effect.

(4)	Any Accidental Death Benefit Rider on the Contract will not be affected.

(5)	The monthly charge for this rider will be permanently waived.
Acceleration of the full death benefit results in the following:

(1)	The Contract and all benefits under the Contract based on the insured’s life, including any Accidental Death Benefit Rider, will end.

(2)	If your Contract includes the Rider for Level Term Insurance Benefit on Dependent Children, it will become paid-up.

Example: Shown below is an example of how an accelerated benefit under the Terminal Illness Option will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.
Sex and issue age: Male, 45 Contract Date: 06/05/2017	Underwriting Classification: Preferred Best Claim Date: 06/05/2027
	Contract values as of 06/05/2027 (before acceleration of Death Benefit):	Contract values as of 06/05/2027 (after acceleration of Death Benefit)*:
		100% of Death Benefit	50% of Death Benefit
Benefit Payment payable:	- - -	$191,260	$95,555
Basic Insurance Amount:	$200,000	$0	$100,000
Contract Debt:	$1,040	$0	$520
Death Benefit:	$198,960	$0	$99,480
Contract Fund:	$12,200	$0	$6,100
Surrender Charge:	$860	$0	$430
Cash value:	$11,340	$0	$5,670
Cash Surrender Value:	$10,300	$0	$5,150
Annual premium:	$1,588	$0	$857
*A six-month discount at an annual rate of 8% has been applied for early payment. A transaction charge of $150 has been deducted following each acceleration.

Chronic Illness Option
Following each Benefit Payment while there is a Death Benefit remaining, benefits and values under the Contract and rider will be impacted as follows:

(1)	The Contract will remain in-force in accordance with Contract terms.

(2)	A proportionate reduction will be made (using the reduction factor below) in the Basic Insurance Amount, Contract Fund, surrender charges, No-Lapse Contract Fund, and any outstanding Contract Debt.

(3)	Any Accidental Death Benefit Rider on the Contract will not be affected.

(4)	If the Contract includes the Rider to Provide Lapse Protection or the Rider for Level Term Insurance Benefit on Dependent Children (Children Level Term Rider), the rider will stay in effect.

(5)	While you are receiving Benefit Payments, you may not take a withdrawal or decrease the Contract’s Basic Insurance Amount.

(6)	You may continue to make premium payments while you are receiving Benefit Payments.

(7)	The monthly charge for this rider will be permanently waived following approval of the initial claim.

(8)
While you are receiving Benefit Payments, all monthly charges deducted from the Contract Fund and No-Lapse Contract Fund will be waived. Monthly charges will be waived until you notify us to discontinue Benefit Payments, the insured fails to recertify, or this rider terminates. Once you have received 25 monthly Benefit Payments or the annual equivalent, all monthly charges for the Contract will be permanently waived as long as this rider is in effect, even if subsequent Benefit Payments are no longer made.

Reduction factor = 1 − (A / B)
Where:    A = is the gross monthly Chronic Illness Option Benefit Payment, and
B = is the Death Benefit immediately prior to the Benefit Payment.

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Example:
Shown below is an example of an accelerated benefit under the Chronic Illness Option and how the accelerated benefit will impact the Contract. The figures used are for illustrative purposes only and are not guaranteed.

Sex and issue age: Male, 45 Contract Date: 06/05/2017 Basic Insurance Amount: $500,000	Underwriting Classification: Preferred Best Claim Date: 10/04/2019 Death Benefit Option: Type A (fixed)
Lifetime Benefit Amount is equal to the Death Benefit at the time of initial claim = $500,000.

Maximum Monthly Benefit Payment, calculated at the beginning of each Benefit Year using the Internal Revenue Service’s (IRS) per diem limitation and your Lifetime Benefit Amount, is equal to the lowest of:

(a) The Lifetime Benefit Amount multiplied by the Monthly Benefit Percent (2% in this example): $500,000 x 0.02 = $10,000; or
(b) Per diem limitation (a maximum allowable amount declared annually by the IRS for chronic illness payments under section 7702B) in effect at the start date of the current benefit year ($360 for 2017) times 30: $360 x 30 = $10,800); or
(c) Initial Daily Benefit Limit (which is the per diem limitation in effect on the Contract Date) compounded annually on each anniversary at the Daily Benefit Limit Compound Rate times 30. This limit on the Contract Date was $360, increased annually on each succeeding Contract Anniversary by the Daily Benefit Limit Compound Rate, resulting in a current daily benefit limit in Contract Year 3 of $389.38: $389.38 x 30 = $11,681.40.

The Monthly Benefit Percent, Initial Daily Benefit Limit and the Daily Benefit Limit Compound Rate vary based upon the characteristics of the insured and can be found in the Contract.

The reduction factor equals 1 minus the quotient of the gross Chronic Illness Benefit Payment divided by the Death Benefit prior to payment: 1 - (10,000/500,000) = 1 - 0.0200 = 0.9800

The Chronic Illness Benefit payable is equal to the Maximum Monthly Benefit Payment minus the loan reduction amount. ($10,000 - $20.80 = $9,979.20)

	Contract values as of 10/04/2019 (before acceleration of Death Benefit):	Contract values as of 10/04/2019 (after acceleration of Death Benefit):
Benefit Payment payable:	- - -	$9,979.20
Basic Insurance Amount:	$500,000	$490,000 (500,000 x 0.9800)
Contract Debt:	$1,040	$1,019.20 (1,040 x 0.9800)
Death Benefit:	$498,960	$488,980.80
Contract Fund:	$20,000	$19,600 (20,000 x 0.9800)
Surrender Charge:	$3,350	$3,283.00 (3,350 x 0.9800)
Cash value:	$16,650	$16,317
Cash Surrender Value:	$15,610	$15,298
Annual premium:	$3,816	$3,734

If the Contract to which the rider is attached has a Type A Death Benefit, when this option is exercised, the Basic Insurance Amount will be changed to equal the Type A Death Benefit. If the Contract to which this rider is attached has a Type B Death Benefit, when this option is exercised, the Death Benefit will be changed to a Type A Death Benefit and the Basic Insurance Amount will be changed to equal the Type A Death Benefit. Once you have exercised the Chronic Illness Option, the Contract’s Death Benefit type must remain Type A.
When you submit a claim under the Chronic Illness Option, you must authorize a transfer of all Contract value from the Variable Investment Options to the Fixed Rate Option. You will not receive Benefit Payments if you do not transfer all Contract value from the Variable Investment Options to the Fixed Rate Option and all Contract value must remain in the Fixed Rate Option while receiving Benefit Payments. Additional premium payments or loan repayments must also be allocated to the Fixed Rate Option while your claim is reviewed and while you are receiving Benefit Payments. Fund transfers, dollar cost averaging, and automatic rebalancing will not be allowed.
After an acceleration of the Lifetime Benefit Amount, any Rider for Level Term Insurance Benefit on Dependent Children will become paid up and any benefits under the Contract based on the insured’s life, including any Accidental Death Benefit Rider will end.
Rider or Benefits Termination:
This rider terminates on the earliest of: 1) when you request that we remove it; 2) the grace period ends if the Contract is in default; 3) full acceleration of the Death Benefit is made due to the death of the insured, Terminal Illness, or Chronic Illness; or 4) this rider or Contract ends for any other reason.
When this rider is terminated, if Benefit Payments are discontinued, or the claim is not approved, your Contract may still be in-force. The Death Benefit and Contract Fund values will have been reduced as a result of any payments made prior to the date we stop payments or this rider terminates, and Contract value will remain in the Fixed Rate Option. You may transfer funds from the Fixed Rate Option to your choice of Variable Investment Options. Your first transfer from the Fixed Rate Option will not be subject to the Fixed Rate Option

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restrictions described in the section titled Transfers/Restrictions on Transfers. You may also allocate new premium payments and loan repayments to the Variable Investment Options of your choice. You must notify us if you wish to resume allocations to the Variable Investment Options or change your premium allocation.
Further, if you request that we remove this rider, choose to discontinue Benefit Payments, or if the insured no longer has a Chronic Illness or fails to recertify before you have received 25 monthly Benefit Payments or the annual equivalent, deductions and monthly charges from the Contract Fund and No-Lapse Contract Fund will resume and you may need to make additional payments into the Contract to protect it from lapse.

4) DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS (beginning on page 40)

The definition of Chronically Ill is hereby deleted and replaced with the following:
An insured has been certified by a Licensed Health Care Practitioner as the following:
1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living (“ADLs”) for a period of at least 90 days due to a loss of functional capacity; or
2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a Severe Cognitive Impairment.
The definition of Elimination Period is hereby added:
A period of 90 consecutive days after which the insured becomes eligible for Benefit Payments if all other conditions for eligibility are met and we have approved the claim. The Elimination Period begins when we receive Written Certification that the insured is Chronically Ill. The Elimination Period does not apply to Terminal Illness claims.
The definition of Recertification is hereby deleted and replaced with the following:
A signed statement completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured is Chronically Ill. The Written Certification must include due proof of the insured’s Chronic Illness. Recertification must be received each year in order for you to continue receiving Benefit Payments under the Chronic Illness Option of the BenefitAccess Rider beyond a Benefit Year. The Recertification will be effective as of the start of the new Benefit Year.
The definition of Written Certification is hereby deleted and replaced with the following:
For Terminal Illness, a signed statement completed by a Licensed Physician, at your or the insured’s expense, certifying that the insured is Terminally Ill. For Chronic Illness, Written Certification means a signed statement completed by a Licensed Health Care Practitioner, at your or the insured’s expense, certifying that the insured is Chronically Ill. The Written Certification must also include due proof of the insured’s Terminal Illness or Chronic Illness. Certification for each Chronic Illness claim will be effective as of the first day of the Benefit Year.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

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PART C:

OTHER INFORMATION

Item 26. Exhibits

Exhibit number Description of Exhibit

(a)	Board of Directors Resolution:
(i)	Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 4)

(b)	Not Applicable.

(c)	Underwriting Contracts:
(i)	Distribution Agreement between Pruco Securities, LLC and Pruco Life Insurance Company. (Note 6)
(ii)	Selling Agreement used from 11-2008 to current. (Note 5)

(d)	Contracts:
(i)	Variable Universal Life Insurance Contract (ICC14 VULNLG-2014). (Note 16)
(ii)	Variable Universal Life Insurance Contract (ICC15 VULNLG-2015). (Note 20)
(iii)	Rider for Insured's Accidental Death Benefit - VL110B 2000. (Note 4)
(iv)	Rider for Payment of Invested Premium Amount Benefit Upon Insured's Total Disability - VL 100 B3-2005. (Note 4)
(v)	Rider for Level Term Insurance Benefit on Dependent Children - VL 182 B-2005. (Note 4)
(vi)	Rider for Level Term Insurance Benefit on Dependent Children - From Conversions - VL 184 B- 2005. (Note 4)
(vii)	Rider for Enhanced Cash Value – ICC14 PLI 496-2014. (Note 16)
(viii)	Rider for Lapse Protection - ICC14 PLI 522-2014. (Note 16)
(ix)	Rider to Provide Lapse Protection - ICC15 PLI 522-2015 (Note 20)
(x)	Rider for Overloan Protection - PLI 518-2008. (Note 4)
(xi)	Rider for Settlement Options to Provide Acceleration of Death Benefits: All states except FL - ORD87241-90-P. (Note 4)
(xii)	Rider for Settlement Options to Provide Acceleration of Death Benefits: FL only - ORD87241-89-P. (Note 4)
(xiii)	Rider to Provide Acceleration of Death Benefit – ICC14 VL 145 B3-2014. (Note 16)
(xiv)	Rider to Provide Acceleration of Death Benefit – ICC16 VL 145 B4-2016. (Note 22)
(xv)	Rider to Provide Acceleration of Death Benefit – ICC17 VL 145 B5-2017. (Note 1)
(xvi)	Endorsement: MT only - ICC14 PLI 542-2014. (Note 16)

(e)	Application:
(i)	Application for Variable Universal Life Insurance Contract. (Note 11)
(ii)	Supplement to the Application for Variable Universal Life Insurance Contract. (Note 4)

(f)	Depositor’s Certificate of Incorporation and By-Laws:
(i)	Articles of Incorporation of Pruco Life Insurance Company, as amended October 19, 1993. (Note 4)
(ii)	By‑laws of Pruco Life Insurance Company, as amended May 6, 1997. (Note 4)

(g)	Reinsurance Agreements:.
(i)	Agreement between Pruco Life and Prudential. (Note 3)
(ii)	Amendments (1-13) to the Agreement between Pruco Life and Prudential. (Note 13)
(iii)	Agreement between Pruco Life and Munich American Reassurance. (Note 7)
(iv)	Amendment (2) to the Agreement between Pruco Life and Munich American Reassurance. (Note 11)
(v)	Amendments (3-4) to the Agreement between Pruco Life and Munich American Reinsurance. (Note 15)
(vi)	Agreement between Pruco Life and RGA Reinsurance Company. (Note 8)
(vii)	Amendment (2) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 11)
(viii)	Amendment (3) to the Agreement between Pruco Life and RGA Reinsurance Company. (Note 13)
(ix)	Agreement between Pruco Life and SCOR Global Life US Re Insurance Company. (Note 9)

(x)	Amendment (2) to the Agreement between Pruco Life and SCOR Global Life US Re Insurance Company. (Note 11)
(xi)	Amendments (3-4) to the Agreement between Pruco Life and SCOR Global Life US Re Insurance Company. (Note 15)
(xii)	Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 15)
(xiii)	Amendment (1) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 15)
(xiv)	Amendment (2) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 15)
(xv)	Amendments (3-4) to the Agreement between Pruco Life and Scor Global Life Re Insurance Company of Texas. (Note 15)
(xvi)	Agreement between Pruco Life and ACE Tempest Life Re. (Note 10)
(xvii)	Amendment (2) to the Agreement between Pruco Life and ACE Tempest Life Re. (Note 11)
(xviii)	Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 13)
(xix)	Amendment (2) to the Agreement between Pruco Life and ACE Tempest Life Reinsurance Ltd. (Note 15)

(h)	Participation Agreements:
(i)	American Skandia Trust Participation Agreement, as amended June 8, 2005. (Note 2)
(ii)	Amendment (1) to the Participation Agreement between Pruco Life and Advanced Series Trust (formerly American Skandia Trust), as amended June 8, 2005 (Note13)
(iii)	Participation Agreement between Pruco Life and Northern Lights (Note 12)
(iv)	Amendment (1) to the Participation Agreement between Pruco Life and Northern Lights (Note 13)
(v)	Amendment (2) to the Participation Agreement between Pruco Life and Northern Lights (Note 14)
(vi)	Participation Agreement between Pruco Life and Dreyfus (Note 17)
(vii)	Sixth amendment to the Participation Agreement between Pruco Life and Dreyfus (Note 19)
(viii)	Participation Agreement between Pruco Life and Franklin (Note 18)
(ix)	Amendment #3 to the Participation Agreement between Pruco Life and Franklin (Note 18)
(x)	Amendment #4 to the Participation Agreement between Pruco Life and Franklin (Note 18)
(xi)	Amendment #7 to the Participation Agreement between Pruco Life and Franklin (Note 23)
(xii)	Participation Agreement between Pruco Life and JPMorgan (Note 17)
(xiii)	Fund/SERV Supplement to the Fund Participation Agreement between Pruco Life and JPMorgan (Note 19)
(xiv)	Participation Agreement between Pruco Life and MFS (Note 17)
(xv)	Amendment #6 to the Participation Agreement between Pruco Life and MFS (Note 17)
(xvi)	Amendment #7 to the Participation Agreement between Pruco Life and MFS (Note 18)
(xvii)	Participation Agreement between Pruco Life and Neuberger Berman (Note 17)
(xviii)	Amendment No. 1 to the Participation Agreement between Pruco Life and Neuberger Berman (Note 19)
(xix)	Participation Agreement between Pruco Life and AIM Funds. (Note 21)
(xx)	Amendment to the Participation Agreement between Pruco Life and AIM Funds. (Note 21)
(xxi)	Amendment to the Participation Agreement between Pruco Life and Invesco (formerly AIM Funds). (Note 21)
(xxii)	Amendment to the Participation Agreement between Pruco Life and Invesco. (Note 21)
(xxiii)	Shareholder Information Agreement between Pruco Life Insurance Company and Dreyfus Service Corporation (Note 24)
(xxiv)	Shareholder Information Agreement between Pruco Life Insurance Company and The Prudential Series Fund (Note 24)
(xxv)	Shareholder Information Agreement between Pruco Life Insurance Company and Franklin/Templeton Distributors, Inc. (Note 24)
(xxvi)	Shareholder Information Agreement between Pruco Life Insurance Company and MFS Fund Distributors, Inc. (Note 24)
(xxvii)	Shareholder Information Agreement between Pruco Life Insurance Company and American Skandia Trust (Note 24)

(i)	Administrative Contracts:
(i)	Service Agreement between Prudential and the Regulus Group, LLC. (Note 11)
(ii)	Revised Service Agreement between Prudential and the Regulus Group LLC, a TransCentra company. (Note 14)

(iii)	Engagement Schedule No. 2 between Prudential and Regulus Group, LLC. (Note 20)

(j)	Not Applicable.

(k)	Opinion and Consent of Jordan K. Thomsen, Esq., as to the legality of the securities being registered. (Note 1)

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Other Opinions:
(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (Note 1)
(ii)	Powers of Attorney: John Chieffo, Lori D. Fouché, Christine Knight, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji, Arthur W. Wallace. (Note 1)

(o)	None.

(p)	Not Applicable.

(q)	Redeemability Exemption:
(i)	Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 22)

---------------------------------------------------------

(Note 1)	Filed herewith.
(Note 2)	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6, Registration No. 333-112808, filed April 12, 2005 on behalf of the Pruco Life Variable Universal Account.
(Note 3)	Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6, Registration No. 333-109284, filed April 20, 2006 on behalf of the Pruco Life Variable Universal Account.
(Note 4)	Incorporated by reference to Form N-6 to this Registration Statement, filed April 17, 2009 on behalf of the Pruco Life Variable Universal Account.
(Note 5)	Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed July 6, 2009 on behalf of the Pruco Life Variable Universal Account.
(Note 6)	Incorporated by reference to Post-Effective Amendment No. 1 to this Registration Statement, filed April 14, 2010 on behalf of the Pruco Life Variable Universal Account.
(Note 7)	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6, Registration No. 333-109284, filed April 17, 2008 on behalf of the Pruco Life Variable Universal Account.
(Note 8)	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6, Registration No. 333-112808, filed April 12, 2007 on behalf of the Pruco Life Variable Universal Account.
(Note 9)	Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6, Registration No. 333-112808, filed April 22, 2009 on behalf of the Pruco Life Variable Universal Account.
(Note 10)	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6, Registration No. 333-112808, filed April 14, 2010 on behalf of the Pruco Life Variable Universal Account.
(Note 11)	Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement, filed April 12, 2011 on behalf of the Pruco Life Variable Universal Account.
(Note 12)	Incorporated by reference to Post-Effective Amendment No. 3 to this Registration Statement, filed April 23, 2012 on behalf of the Pruco Life Variable Universal Account.
(Note 13)	Incorporated by reference to Post-Effective Amendment No. 5 to this Registration Statement, filed April 12, 2013 on behalf of the Pruco Life Variable Universal Account.
(Note 14)	Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement, filed February 6, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 15)	Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement, filed April 7, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 16)	Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April 22, 2014, on behalf of the Pruco Life Variable Universal Account.

(Note 17)	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6, Registration No. 333-112808, filed April 18, 2008, on behalf of the Pruco Life Variable Universal Account.
(Note 18)	Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6, Registration No. 333-112808, filed June 28, 2013, on behalf of the Pruco Life Variable Universal Account.
(Note 19)	Incorporated by reference to Post-Effective Amendment No. 21 to Form N-6, Registration No. 333-112808, filed June 27, 2014, on behalf of the Pruco Life Variable Universal Account.
(Note 20)	Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement, filed April 7, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 21)	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6, Registration No. 333-205092, filed September 10, 2015, on behalf of the Pruco Life Variable Universal Account.
(Note 22)	Incorporated by reference to Post-Effective Amendment No. 18 to this Registration Statement, filed December 16, 2016, on behalf of the Pruco Life Variable Universal Account.
(Note 23)	Incorporated by reference to Post-Effective Amendment No. 20 to this Registration Statement, filed April 6, 2017, on behalf of the Pruco Life Variable Universal Account.
(Note 24)	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6, Registration No. 333-215544, filed June 16, 2017, on behalf of the Pruco Life Variable Universal Account.

Item 27. Directors and Major Officers of Pruco Life

The directors and major officers of Pruco Life, listed with their principal occupations, are shown below. The Principal business address of the directors and officers listed below is 213 Washington Street, Newark, New Jersey 07102.

DIRECTORS OF PRUCO LIFE

JOHN CHIEFFO – Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

LORI D. FOUCHÉ – Chief Executive Officer, President, and Director

CHRISTINE KNIGHT – Vice President and Director

RICHARD F. LAMBERT – Director

KENT D. SLUYTER – Senior Vice President and Director

KENNETH Y. TANJI – Treasurer and Director

ARTHUR W. WALLACE – Vice President, Actuary, and Director

OFFICERS WHO ARE NOT DIRECTORS

THERESA M. DZIEDZIC - Senior Vice President, Chief Actuary and Appointed Actuary

WILLIAM J. EVERS - Vice President and Corporate Counsel

JAMES M. O’CONNOR - Senior Vice President and Actuary

LYNN K. STONE - Vice President, Chief Legal Officer, and Secretary

JORDAN K. THOMSEN - Vice President and Corporate Counsel

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial, Inc. are listed under Exhibit 21.1 of the Annual Report on Form 10-K of Prudential Financial, Inc., Registration No. 001-16707, the text of which is hereby incorporated by reference.

Item 29. Indemnification

The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability, which may be incurred in such capacity, subject to the terms, conditions, and exclusions of the insurance policies.

Arizona, being the state of organization of Pruco Life, permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco Life’s By-law, Article VIII, which relates to indemnification of officers and directors, was filed on April 17, 2009 as exhibit Item 26. (f)(ii) to Form N-6 of this Registration Statement on behalf of the Pruco Life Variable Universal Account.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) Pruco Securities, LLC ("Pruco Securities"), an indirect wholly‑owned subsidiary of Prudential Financial, acts as the Registrant's principal underwriter of the Contract. Pruco Securities, organized on September 22, 2003 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a registered member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). (Pruco Securities is a successor company to Pruco Securities Corporation, established on February 22, 1971.) Pruco Securities' principal business address is 751 Broad Street, Newark, New Jersey 07102.

Pruco Securities acts as principal underwriter and general distributor for the following separate investment accounts and their affiliates:

•Pruco Life Variable Universal Account
•Pruco Life Variable Appreciable Account
•Pruco Life of New Jersey Variable Appreciable Account
•The Prudential Variable Appreciable Account

The Contract is sold by registered representatives of Pruco Securities who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker‑dealers authorized by Pruco Securities and applicable law to do so.

(b)
MANAGERS AND OFFICERS OF PRUCO SECURITIES, LLC

Name and Principal Business Address -------------------------------------------------------	Position and Office with Pruco Securities -----------------------------------------------------------
Kent D. Sluyter (Note 1)	Chairman of the Board, Manager
John G. Gordon (Note 1)	President, Manager, Chief Operating Officer
Kevin M. Brayton (Note 6)	Vice President, Manager
Peter C. Gayle (Note 1)	Vice President, Manager
Patrick L. Hynes (Note 4)	Vice President, Manager
Caroline A. Feeney (Note1)	Manager
Anthony M. Fontano (Note 1)	Manager
Charles H. Smith (Note 2)	Anti-Money Laundering Officer
David S. Campen (Note 3)	Assistant Controller

Michael J. McQuade (Note 3)	Assistant Controller
Robert P. Smit (Note 3)	Assistant Controller
Mary E. Yourth (Note 3)	Assistant Controller
Maggie Palen (Note 2)	Assistant Secretary
John M. Cafiero (Note 2)	Assistant Secretary
Dexter M. Feliciano (Note 1)	Assistant Secretary
Jordan K. Thomsen (Note 1)	Assistant Secretary
Mary Jo Reich (Note 1)	Assistant Secretary
Hasan Ibrahim (Note 1)	Chief Legal Officer, Vice President, Assistant Secretary
Kathleen C. Hoffman (Note 2)	Assistant Treasurer
Joseph B. McCarthy (Note 2)	Assistant Treasurer
Michele E. Talafha (Note 8)	Assistant Vice President
John D. McGovern (Note 1)	Vice President, Chief Compliance Officer
Steven Weinreb (Note 3)	Vice President, Controller, Chief Financial Officer
Conway Lee (Note 1)	Secretary
Jason R. Chupak (Note 2)	Treasurer
Charles M. O'Donnell (Note 1)	Vice President
Milton T. Landes (Note 1)	Vice President
John F. Keenan (Note 7)	Vice President

(Note 1) 213 Washington Street, Newark, NJ 07102
(Note 2) 751 Broad Street, Newark, NJ 07102
(Note 3) Three Gateway Center, Newark, NJ 07102
(Note 4) 1 Mill Ridge Lane, Chester, NJ 07930
(Note 5) 200 Wood Avenue South, Iselin, NJ 08830
(Note 6) 280 Trumbull Street, 1 Commercial Plaza, Hartford, CT 06103
(Note 7) 655 Broad Street, Newark, NJ 07102
(Note 8) 2 Gateway Center, Newark, NJ 07102

(c) Pruco Securities passes through the gross distribution revenue it receives to broker-dealers for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, Pruco Securities does retain a portion of compensation it receives with respect to sales by its representatives. Pruco Securities retained compensation of $2,574,216 in 2016, $2,464,259 in 2015, and $2,359,868 in 2014. Pruco Securities offers the Contract on a continuous basis.

The sum of the chart below is $100,714,661, which represents Pruco Securities’ total 2016 Variable Life Distribution Revenue. The amount includes both agency distribution and broker-dealer distribution.

Compensation received by Pruco Securities during the last fiscal year with respect to variable life insurance products.
Principal Underwriter	Gross Distribution Revenue*	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions**	Other Compensation
Pruco Securities	$51,484,311	$-0-	$49,230,350	$-0-
* Represents Variable Life Distribution Revenue for the agency channel.
** Represents Variable Life Distribution Revenue for the broker-dealer channel.

Because Pruco Securities registered representatives who sell the Contracts are also our life insurance agents, they may be eligible for various cash bonuses and insurance benefits and non-cash compensation programs that we or our affiliates offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. In some circumstances and to the extent permitted by applicable regulatory requirements, we may also reimburse certain sales and marketing expenses.

Item 31. Location of Accounts and Records

The Depositor, Pruco Life Insurance Company, is located at 213 Washington Street, Newark, New Jersey 07102.

The Principal Underwriter, Pruco Securities, LLC, is located at 751 Broad Street, Newark, New Jersey 07102.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Item 32. Management Services

Not Applicable.

Item 33. Representation of Reasonableness of Fees

Pruco Life Insurance Company (“Pruco Life”) represents that the fees and charges deducted under the Variable Universal Life Insurance Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on this 22nd day of September, 2017.

(Seal)

Pruco Life Variable Universal Account
(Registrant)

By: Pruco Life Insurance Company
(Depositor)

By: /s/ Jordan K. Thomsen Jordan K. Thomsen Vice President and Corporate Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post‑Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 22nd day of September, 2017.

Signature and Title

/s/ *
John Chieffo
Vice President, Chief Financial Officer, Chief Accounting Officer, and Director

/s/ *
Lori D. Fouché
President, Chief Executive Officer, and Director
	*By:	/s/ Jordan K. Thomsen
/s/ *		Jordan K. Thomsen
Christine Knight		(Attorney-in-Fact)
Vice President and Director

/s/ *
Richard F. Lambert
Director

/s/ *
Kent D. Sluyter
Senior Vice President and Director

/s/ *
Kenneth Y. Tanji
Treasurer and Director

/s/ *
Arthur W. Wallace
Vice President, Actuary, and Director

EXHIBIT INDEX

Item 26.

(d) Contracts:	(xv)	Rider to Provide Acceleration of Death Benefit – ICC17 VL 145 B5-2017.

(k) Legal Opinion and Consent:		Opinion and Consent of Jordan K. Thomsen, Esq., as to the legality of the securities being registered.

(n) Other Opinions:	(i)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
	(ii)	Powers of Attorney: John Chieffo, Lori D. Fouché, Christine Knight, Richard F. Lambert, Kent D. Sluyter, Kenneth Y. Tanji, Arthur W. Wallace.